UNITED STATES
      		SECURITIES AND EXCHANGE COMMISSION
      			FORM 13F



      		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:

June 30, 2009

Check here if Amendment []; Amendment Number:
This Amendment (check only one.) : [    ] is a restatement.
				  [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Granite Capital International Group, LP
Address:		126 East 56th Street
      		25th Floor
			New York, New York 10022

13F- File Number:

The Institutional investment manager
filing this report and the person whom
it is signed hereby represent that the
person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Lloyd Moskowitz
Title:		Controller
Phone:		212-407-3344
Signature, Place and Date of Signing:

Lloyd Moskowitz  New York, New York  August 14, 2009


Report Type (Check only one.):

[ X  ]    13F Holdings Report.
[    ]    13F Notice.
[    ]    13F Combination Report.


List of Other Managers Reporting for this Manager:
		None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


		FORM 13F SUMMARY PAGE


Report Summary:


Number of other Included Managers:	0

Form 13F Information Table Entry Total:	84
Form 13F Information Table Value Total:	$173,826

List of Other Included Managers:

No. 13F File Number		Name

                   FORM 13F  Name of Reporting Manager : Walter F. Harrison
III(SEC USE ONLY)Item 1:Item 2Item 3Item 4Item 5Item 6:Item 7:Item 8:Name of
IssuerTitle of ClassCUSIPFair MarketShares ofInvestment DiscretionManagersVoting
Authority (Shares)  NumberValuePrincipal (b) Shared See Instruc.
V       Amount(a) SoleAs Defined(c) Shared (a) Sole(b) Shared(c)
None                                          in Instr. VOther    ALLIANT
TECHSYSTEMS INC CMNCommon018804104         5,877,210              71,360
X  Walter HarrisonX  ALTRIA GROUP INC CMNCommon02209S103         1,893,963
115,556 X  Walter HarrisonX  AMAZON.COM INC CMNCommon023135106
669,280                 8,000 X  Walter HarrisonX  AMERICAN TECHNOLOGY CORP
(DEL) CMNCommon030145205            889,267            468,035 X  Walter
HarrisonX  ANALOG DEVICES, INC. CMNCommon032654105         2,168,250
87,500 X  Walter HarrisonX  ANTHRACITE CAPITAL INC CMNCommon037023108
162,973            262,860 X  Walter HarrisonX  APPLE, INC. CMNCommon037833100
1,880,076              13,200 X  Walter HarrisonX  BANK OF AMERICA CORP
CMNCommon060505104
            699,151

             52,966
X


Walter Harrison
X


BANK OF NEW YORK MELLON CORP
Common
064058100
         4,196,254
           143,168
X


Walter Harrison
X


BARRICK GOLD CORPORATION CMN
Common
067901108
         1,140,700
             34,000
X


Walter Harrison
X


BIRKS & MAYORS INC CMN
Common
090881103
              19,099
             34,725
X


Walter Harrison
X


BJ SERVICES CO. CMN
Common
055482103
         1,192,625
             87,500
X


Walter Harrison
X


BROADCOM CORP CL-A CMN CLASS A
Common
111320107
            872,608
             35,200
X


Walter Harrison
X


BROCADE COMMUNICATIONS SYSTEMS*, INC. CMN
Common
111621306
         1,293,600
           165,000
X


Walter Harrison
X


BUCYRUS INTERNATIONAL INC CMN CLASS A
Common
118759109
         2,221,968
             77,800
X


Walter Harrison
X


BURGER KING HOLDINGS, INC.
Common
121208201
         1,514,579
             87,700
X


Walter Harrison
X


CA INC CMN
Common
12673P105
         2,717,110
           155,887
X


Walter Harrison
X


CAPITAL ONE FINANCIAL CORP CMN
Common
14040H105
         1,041,247
             47,589
X


Walter Harrison
X


CENTRAL EUROPEAN MEDIA 3.5% 03/15/2013 CONV SM
Convertible Bond
153443AD8
         2,565,000
        4,000,000
X






CIMAREX ENERGY CO CMN
Common
171798101
         9,107,796
           321,376
X


Walter Harrison
X


CISCO SYSTEMS, INC. CMN
Common
17275R102
         6,357,785
           340,900
X


Walter Harrison
X


CVS CAREMARK CORPORATION CMN
Common
126650100
         8,886,025
           278,821
X


Walter Harrison
X


CYBERONICS INC CMN
Common
23251P102
         2,626,908
           157,962
X


Walter Harrison
X


DECKERS OUTDOORS CORP CMN
Common
243537107
         2,076,760
             29,554
X


Walter Harrison
X


DELL INC CMN
Common
24702R101
         2,334,100
           170,000
X


Walter Harrison
X


DOW CHEMICAL CO CMN
Common
260543103
         1,614,000
           100,000
X


Walter Harrison
X


EMC CORPORATION MASS CMN
Common
268648102
         5,333,010
           407,100
X


Walter Harrison
X


EVEREST RE GROUP LTD CMN
Common
G3223R108
         5,246,081
             73,300
X


Walter Harrison
X


FOREST CITY ENTERPRISES (CL-A) CMN CLASS A
Common
345550107
         1,005,840
           152,400
X


Walter Harrison
X


GILEAD SCIENCES CMN
Common
375558103
            918,064
             19,600
X


Walter Harrison
X


GOLDCORP INC CMN
Common
380956409
         1,244,050
             35,800
X


Walter Harrison
X


HALLIBURTON COMPANY CMN
Common
406216101
         1,242,000
             60,000
X


Walter Harrison
X


HOLLYWOOD MEDIA CORP CMN
Common
436233100
         1,521,095
           968,850
X


Walter Harrison
X


HOME DEPOT, INC
Common
437076102
         2,887,586
           122,200
X


Walter Harrison
X


ILLUMINA INC CMN
Common
452327109
         1,172,094
             30,100
X


Walter Harrison
X


IMPERIAL CAPITAL BANCORP INC CMN
Common
452680101
              78,912
           219,200
X


Walter Harrison
X


JPMORGAN CHASE & CO CMN
Common
46625H100
         2,411,577
             70,700
X


Walter Harrison
X


KKR FINANCIAL HOLDINGS LLC CMN SERIES  CLASS
Common
48248A306
            146,568
           157,600
X


Walter Harrison
X


KRAFT FOODS INC CMN CLASS A
Common
50075N104
         3,318,172
           130,946
X


Walter Harrison
X


LAKES ENTERTAINMENT INC CMN
Common
51206P109
            757,813
           260,417
X


Walter Harrison
X


LAS VEGAS SANDS CORP. CMN
Common
517834107
            432,300
             55,000
X


Walter Harrison
X


LEAP WIRELESS INTL INC CMN
Common
521863308
         1,399,525
             42,500
X


Walter Harrison
X


MANNKIND CORPORATION CMN
Common
56400P201
            944,016
           113,600
X


Walter Harrison
X


MASSEY ENERGY COMPANY CMN
Common
576206106
         1,758,600
             90,000
X


Walter Harrison
X


MAXIM INTEGRATED PRODUCTS, INC
Common
57772K101
         1,863,972
           118,800
X


Walter Harrison
X


MBIA INC CMN
Common
55262C100
            444,691
           102,700
X


Walter Harrison
X


MCDERMOTT INTL CMN
Common
580037109
         1,458,258
             71,800
X


Walter Harrison
X


METROPCS COMMUNICATIONS, INC. CMN
Common
591708102
         1,663,750
           125,000
X


Walter Harrison
X


METTLER-TOLEDO INTL CMN
Common
592688105
         4,956,888
             64,250
X


Walter Harrison
X


MICROSOFT CORPORATION CMN
Common
594918104
         2,261,716
             95,150
X


Walter Harrison
X


NEW YORK COMMUNITY BANCORP INC CMN
Common
649445103
            990,546
             92,661
X


Walter Harrison
X


NII HOLDINGS, INC. 3.125% 06/15/2012 CONV DJ
Convertible Bond
62913FAJ1
         1,579,400
        2,000,000
X






OCWEN FINANCIAL CORPORATION CMN
Common
675746309
         1,112,009
             85,737
X


Walter Harrison
X


PENSKE AUTOMOTIVE GROUP, INC. 3.5% 04/01/2026 CONV OA
Convertible Bond
909440AH2
         1,931,000
        2,000,000
X






PHILLIP MORRIS INTL INC
Common
718172109
         4,591,267
           105,256
X


Walter Harrison
X


PICO HOLDINGS INC CMN
Common
693366205
         1,601,460
             55,800
X


Walter Harrison
X


PULTE HOMES, INC. CMN
Common
745867101
         2,544,806
           288,200
X


Walter Harrison
X


QUALCOMM INC CMN
Common
747525103
         2,034,000
             45,000
X


Walter Harrison
X


QUANTA SERVICES INC CMN
Common
74762E102
         1,683,864
             72,800
X


Walter Harrison
X


RADIAN GROUP INC. CMN
Common
750236101
            608,459
           223,698
X


Walter Harrison
X


RECONDITIONED SYSTEMS INC
Common
756240305
         1,241,187
           365,055
X


Walter Harrison
X


REDWOOD TRUST INC CMN
Common
758075402
         4,225,773
           286,299
X


Walter Harrison
X


RESEARCH IN MOTION LIMITED CMN
Common
760975102
            639,810
                9,000
X


Walter Harrison
X


RETAIL HOLDRS TRUST MUTUAL FUND
Common
76127U101
                3,951
                     51
X


Walter Harrison
X


SALESFORCE.COM, INC CMN
Common
79466L302
            584,001
             15,300
X


Walter Harrison
X


SCHERING-PLOUGH CORP CMN
Common
806605101
         2,092,496
             83,300
X


Walter Harrison
X


SEATTLE GENETICS INC CMN
Common
812578102
            865,080
             89,000
X


Walter Harrison
X


SHAW GROUP INC CMN
Common
820280105
         1,047,062
             38,200
X


Walter Harrison
X


SHIRE PLC SPONSORED ADR CMN
Common
82481R106
         1,841,712
             44,400
X


Walter Harrison
X


SPDR GOLD TRUST ETF
Common
78463V107
         2,005,960
             22,000
X


Walter Harrison
X


TEL OFFSHORE TRUST CMN
Common
872382106
              47,175
             11,259
X


Walter Harrison
X


TEVA PHARMACEUTICAL IND LTD ADS
Common
881624209
         8,894,226
           180,264
X


Walter Harrison
X


TIME WARNER INC. CMN
Common
887317303
         2,692,811
           106,900
X


Walter Harrison
X


U.S. BANCORP CMN
Common
902973304
         4,171,436
           232,781
X


Walter Harrison
X


UNITED RENTALS, INC. CMN
Common
911363109
            600,325
             92,500
X


Walter Harrison
X


UNITED STATES OIL FUND LP ETF
Common
91232N108
         3,034,400
             80,000
X


Walter Harrison
X


UNITED STATES STEEL CORPORATIO*N CMN
Common
912909108
         1,608,300
             45,000
X


Walter Harrison
X


VALASSIS COMMUNICATIONS INC CMN
Common
918866104
            824,850
           135,000
X


Walter Harrison
X


VISA INC.
Common
92826C839
         1,195,392
             19,200
X


Walter Harrison
X


WELLPOINT, INC. CMN
Common
94973V107
         2,290,050
             45,000
X


Walter Harrison
X


WILLIS GROUP HOLDINGS LTD CMN
Common
G96655108
         3,059,297
           118,900
X


Walter Harrison
X


WPT ENTERPRISES, INC. CMN
Common
98211W108
            147,383
           122,819
X


Walter Harrison
X


WTS/DIME BANCORP INC 0.0000 EXP01/01/2059 LITIGATION TRACKING
Common
25429Q110
                1,903
           190,339
X


Walter Harrison
X


WYNN RESORTS, LIMITED CMN
Common
983134107
         1,549,670
             43,900
X


Walter Harrison
X


Total Market Value


173,825,973








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